Per Share Amounts (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Per Share Amounts
The following tables reconcile the net loss and weighted average shares outstanding used in computing basic and diluted loss per share:

	2021	2020
Net loss – basic and diluted	$(177,386)	$(120,138)

(Stated in thousands)	2021	2020
Weighted average shares outstanding – basic	13,315	13,722
Effect of share option and other equity compensation plans	—	—
Weighted average shares outstanding – diluted	13,315	13,722